Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Operating Revenues	$ 31,065		$ 30,279		$ 29,786		$ 29,420		$ 30,045		$ 29,007		$ 28,552		$ 28,242		$ 120,550	$ 115,846	$ 110,875
Operating Income (Loss)	12,063		7,128		6,555		6,222		(3,169)		5,483		5,651		5,195		31,968	13,160	12,880
Net Income (Loss) attributable to Verizon	5,067	[1]	2,232	[1]	2,246	[1]	1,952	[1]	(4,229)	[1]	1,593	[1]	1,825	[1]	1,686	[1]	11,497	875	2,404
Earnings (Loss) Per Share, Basic	$ 1.77	[1]	$ 0.78	[1]	$ 0.78	[1]	$ 0.68	[1]	$ (1.48)	[1]	$ 0.56	[1]	$ 0.64	[1]	$ 0.59	[1]	$ 4.01	$ 0.31	$ 0.85
Earnings (Loss) Per Share, Diluted	$ 1.76	[1]	$ 0.78	[1]	$ 0.78	[1]	$ 0.68	[1]	$ (1.48)	[1]	$ 0.56	[1]	$ 0.64	[1]	$ 0.59	[1]	$ 4.00	$ 0.31	$ 0.85
Net Income (Loss)	$ 7,916		$ 5,578		$ 5,198		$ 4,855		$ (1,926)		$ 4,292		$ 4,285		$ 3,906		$ 23,547	$ 10,557	$ 10,198

[1]	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.